Material Accounting Policies - Summary of Depreciation on Property, Plant and Equipment Over Their Expected Useful Economic Life (Detail)	12 Months Ended
Dec. 31, 2025
Office and Computer Equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Depreciation rate	3 years
Right of Use Assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Fixtures and Fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Depreciation rate	5 years